MAJOR CUSTOMER	6 Months Ended
Jun. 30, 2022
Risks and Uncertainties [Abstract]
MAJOR CUSTOMER

NOTE 11:MAJOR CUSTOMER

A substantial portion of the Company's revenue is derived from search fees and online advertising, the market for which is highly competitive and rapidly changing. Significant changes in this industry or in customer buying behavior would adversely affect the Company’s operating results.

The following table sets forth the customers that represent 10% or more of the Company’s total revenues in each of the periods presented below:

	Six months ended June 30,
	2022	2021
Customer A	35%	45%